SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Operating segments [Abstract]
Schedules of segment information	Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2026	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income
Carlin[2]	$1,250	$405	$119	$—	$3	$723
Cortez[2]	742	290	91	2	2	357
Turquoise Ridge[2]	590	179	42	—	(1)	370
Pueblo Viejo[2]	802	218	86	2	3	493
Loulo-Gounkoto[2,3]	481	213	41	—	39	188
Kibali[4]	314	99	34	—	7	174
Lumwana	505	209	71	—	3	222
North Mara[2]	194	94	23	—	5	72
Bulyanhulu[2]	237	79	21	—	1	136
Reportable segment total	$5,115	$1,786	$528	$4	$62	$2,735
Other Mines[2]	457	146	53	3	1	254
Share of equity investees[4]	(314)	(99)	(34)	—	(7)	(174)
Segment total	$5,258	$1,833	$547	$7	$56	$2,815
Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2025	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$898	$361	$68	$4	$1	$464
Cortez[2]	579	232	62	1	2	282
Turquoise Ridge[2]	410	172	44	—	(5)	199
Pueblo Viejo[2]	517	190	77	—	3	247
Loulo-Gounkoto[2,3]	—	—	8	—	63	(71)
Kibali[4]	226	76	32	—	29	89
Lumwana	340	125	69	—	2	144
North Mara[2]	201	65	19	—	11	106
Bulyanhulu[2]	133	50	14	—	2	67
Reportable segment total	$3,304	$1,271	$393	$5	$108	$1,527
Other Mines[2]	610	242	65	1	9	293
Share of equity investees[4]	(226)	(76)	(32)	—	(29)	(89)
Segment total	$3,688	$1,437	$426	$6	$88	$1,731
Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2026	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income
Carlin[2]	$2,649	$785	$244	$1	$4	$1,615
Cortez[2]	1,461	521	172	2	3	763
Turquoise Ridge[2]	1,362	339	89	—	(7)	941
Pueblo Viejo[2]	1,471	384	153	3	6	925
Loulo-Gounkoto[2,3]	907	416	79	—	60	352
Kibali[4]	656	198	67	—	19	372
Lumwana	852	383	114	—	9	346
North Mara[2]	412	172	44	—	8	188
Bulyanhulu[2]	459	147	39	—	3	270
Reportable segment total	$10,229	$3,345	$1,001	$6	$105	$5,772
Other Mines[2]	958	282	104	4	1	567
Share of equity investees[4]	(656)	(198)	(67)	—	(19)	(372)
Segment total	$10,531	$3,429	$1,038	$10	$87	$5,967
Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2025	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,576	$700	$130	$5	$4	$737
Cortez[2]	1,035	416	119	3	4	493
Turquoise Ridge[2]	774	328	91	—	(4)	359
Pueblo Viejo[2]	894	352	152	1	6	383
Loulo-Gounkoto[2,3]	—	—	14	1	142	(157)
Kibali[4]	418	157	64	—	36	161
Lumwana	645	273	129	—	4	239
North Mara[2]	436	146	40	—	14	236
Bulyanhulu[2]	279	111	30	—	4	134
Reportable segment total	$6,057	$2,483	$769	$10	$210	$2,585
Other Mines[2]	1,193	479	123	3	12	576
Share of equity investees[4]	(418)	(157)	(64)	—	(36)	(161)
Segment total	$6,832	$2,805	$828	$13	$186	$3,000
1Includes accretion expense, which is included within finance costs in the consolidated statement of income. For Q2 2026, accretion expense was $11 million (Q2
2025: $12 million) and for YTD 2026, accretion expense was $23 million (YTD 2025: $26 million).
2Includes non-controlling interest portion of revenues, cost of sales and segment income (loss) for Q2 2026 for Nevada Gold Mines $1,089 million, $474 million,
$613 million (Q2 2025: $795 million, $398 million, $396 million), Pueblo Viejo $338 million, $122 million, $215 million (Q2 2025: $210 million, $108 million, $102 million), Loulo-Gounkoto $96 million, $51 million, $39 million (Q2 2025: $nil, $2 million, $(12) million), North Mara and Bulyanhulu $69 million, $34 million, $33 million (Q2 2025: $53 million, $23 million, $30 million), and Tongon $nil, $nil, $nil (Q2 2025: $10 million, $8 million, $3 million), and for YTD 2026 for Nevada Gold
Mines $2,291 million, $902 million, $1,386 million (YTD 2025: $1,439 million, $753 million, $680 million), Pueblo Viejo $613 million, $216 million, $395 million (YTD
2025: $359 million, $203 million, $156 million), Loulo-Gounkoto $181 million, $99 million, $72 million (YTD 2025: $nil, $3 million, $(29) million), North Mara and
Bulyanhulu $139 million, $64 million, $73 million (YTD 2025: $114 million, $52 million, $61 million), and Tongon $nil, $nil, $nil (YTD 2025: $20 million, $15 million,
$5 million), respectively.
3For Q2 2026 and YTD 2026, segment income for Loulo-Gounkoto excludes other expenses relating to additional royalties, penalties and interest paid to the
Government of Mali due to the retrospective application of the 2023 Mining Code to 2024 and 2025.  Refer to note 9 for further details.
4Our 45% share of Kibali is accounted for using the equity method.
Reconciliation of Segment Income to Income Before Income Taxes

	For the three months ended June 30		For the six months ended June 30
	2026	2025	2026	2025
Reportable segment income	$2,735	$1,527	$5,772	$2,585
Segment income from Other Mines	254	293	567	576
Share of equity investees in reportable segment income	(174)	(89)	(372)	(161)
Other revenue	34	(7)	(21)	(21)
Other cost of sales/amortization	(15)	(15)	(27)	(30)
Exploration, evaluation and project expenses not attributable to segments	(127)	(76)	(240)	(123)
General and administrative expenses	(31)	(39)	(70)	(81)
Other income (expense) not attributable to segments	(164)	(276)	(141)	(362)
Impairment charges	1	—	1	(4)
Loss on currency translation	(14)	2	(34)	—
Closed mine rehabilitation	(15)	8	(12)	(11)
Income from equity investees	155	77	471	144
Finance costs, net (includes non-segment accretion)	(15)	(46)	(42)	(94)
Loss on non-hedge derivatives	—	(1)	—	(1)
Income before income taxes	$2,624	$1,358	$5,852	$2,417

Capital Expenditures Information	Segment capital expenditures[1]
	For the three months ended June 30		For the six months ended June 30
	2026	2025	2026	2025
Carlin	$197	$156	$381	$360
Cortez	121	119	237	219
Turquoise Ridge	40	27	68	48
Pueblo Viejo	118	84	233	171
Loulo-Gounkoto	37	5	37	23
Kibali	60	33	100	67
Lumwana	243	183	407	253
North Mara	63	53	113	93
Bulyanhulu	51	36	92	74
Other Mines	32	71	79	142
Segment total	$962	$767	$1,747	$1,450
Other items not allocated to segments	319	244	635	368
Total	$1,281	$1,011	$2,382	$1,818
Share of equity investees	(60)	(33)	(100)	(67)
Total	$1,221	$978	$2,282	$1,751
[1]Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the Consolidated
Statements of Cash Flow are presented on a cash basis. For Q2 2026, cash expenditures were $1,189 million (Q2 2025: $934 million) and the increase in accrued expenditures was $32 million (Q2 2025: $44 million increase). For YTD 2026, cash expenditures were $2,168 million (YTD 2025: $1,771 million) and the increase in accrued expenditures was $114 million (YTD 2025: $20 million decrease).